Risk Management and Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risk Management and Financial Instruments [Abstract]
Risk management and financial instruments
25 Risk management and financial instruments

Financial instruments:

Financial instruments are recognized in the unaudited condensed consolidated financial statements as follows:

	Note	June 30, 2024	December 31, 2023
Assets
Fair value through profit or loss(1)
Financial investments	3	2,318,011	2,642,258
National treasury bills	3	121,895	210,716
Derivative assets		49,258	169,736
Amortized cost(2)
Cash at banks	3	1,322,154	1,830,814
Margin cash	3	90,761	18,191
Trade accounts receivable	4	3,290,534	3,390,856
Related party receivables	8	105,791	118,554
Total		7,298,404	8,381,125
Liabilities
Amortized cost
Loans and financing	15	(18,612,249)	(19,999,137)
Trade accounts payable and supply chain finance	14	(5,437,437)	(6,205,119)
Lease		(1,715,235)	(1,841,227)
Other financial liabilities(3)		(76,862)	(104,043)
Fair value through profit or loss
Derivative liabilities		(230,108)	(144,251)
Total		(26,071,891)	(28,293,777)

(1)     CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.

(2)      Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.

(3)      Balances refer to commitments with third parties for investment.

Fair value of assets and liabilities through profit or loss:    The Group determine fair value measurements in accordance with the hierarchical levels that reflect the significance of the inputs used in the measurement, with the exception of those maturing in the short term, equity instruments without an active market and contracts with discretionary characteristics that the fair value cannot be measured reliably, according to the following levels:

Level 1	—	Quoted prices in active markets (unadjusted) for identical assets or liabilities;
Level 2	—

Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

Level 3	—	Inputs used for fair value calculations which are not derived from an active market. The Group do not have any financial instruments that utilize significant level 3 inputs.
	June 30, 2024			December 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	—	2,318,011	2,318,011	206,650	2,435,608	2,642,258
National treasury bills	121,895	—	121,895	210,716	—	210,716
Derivative assets	—	49,258	49,258	—	169,736	169,736

Financial liabilities
Derivative liabilities	—	230,108	230,108	—	144,251	144,251

Fair value of assets and liabilities carried at amortized cost:    The fair value of the Notes, are estimated using the closing sale price of these securities informed by a financial newswire on June 30, 2024 and December 31, 2023, considering there is an active market for these financial instruments. The book value of the remaining fixed-rate loans approximates fair value since the interest rate market, the Group’s credit quality, and other market factors have not significantly changed since entering into the loans. The book value of variable-rate loans and financings approximates fair value given the interest rates adjust for changes in market conditions and the quality of the Group’s credit rating has not substantially changed. For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of the notes:

	June 30, 2024			December 31, 2023
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	1,000,000	92.88%	928,810	1,000,000	92.10%	920,960
Notes 5.13% JBS Lux 2028	899,740	98.77%	888,682	900,000	99.66%	896,931
Notes 3.00% JBS Lux 2029	600,000	89.13%	534,792	600,000	88.24%	529,440
Notes 6.50% JBS Lux 2029	69,906	100.00%	69,907	77,973	99.27%	77,406
Notes 5.50% JBS Lux 2030	1,249,685	98.50%	1,230,940	1,250,000	98.55%	1,231,875
Notes 3.75% JBS Lux 2031	493,000	87.48%	431,267	500,000	86.45%	432,250
Notes 3.00% JBS Lux 2032	1,000,000	85.99%	859,880	1,000,000	81.66%	816,560
Notes 3.62% JBS Lux 2032	969,100	85.99%	833,310	1,000,000	85.60%	856,030
Notes 5.75% JBS Lux 2033	1,661,675	99.44%	1,652,420	2,050,000	99.35%	2,036,736
Notes 6.75% JBS Lux 2034	1,507,046	105.77%	1,593,927	1,600,000	105.27%	1,684,368
Notes 4.37% JBS Lux 2052	900,000	74.11%	666,972	900,000	74.36%	669,204
Notes 6.50% JBS Lux 2052	1,548,000	99.55%	1,541,065	1,550,000	100.71%	1,560,989
Notes 7.25% JBS Lux 2053	900,000	108.58%	977,193	900,000	109.34%	984,060
Notes 4.25% PPC 2031	856,407	91.07%	779,956	1,000,000	90.27%	902,650
Notes 3.50% PPC 2032	900,000	84.62%	761,616	900,000	84.47%	760,203
Notes 6.25% PPC 2033	980,000	101.52%	994,895	1,000,000	102.90%	1,029,020
Notes 6.87% PPC 2034	500,000	106.08%	530,400	499,999	108.05%	540,230
	16,034,559		15,276,032	16,727,972		15,928,912

Risk management:

The Group during the regular course of its operations is exposed to a variety of financial risks that include the effects of changes in market prices, (including foreign exchange, interest rate risk and commodity price risk), credit risk and liquidity risk. Such risks are fully disclosed in the last annual financial statements. There were no changes in the nature of these risks in the current period.

Below are the risks and operations to which the Group is exposed and a sensitivity analysis for each type of risk, consisting in the presentation of the effects in the finance income (expense), net, when subjected to possible changes, of 25% to 50%, in the relevant variables for each risk. For each probable scenario, the Group utilizes the Value at Risk Methodology (VaR),for the confidence interval (C.I.) of 99% and a horizon of one day.

a. Interest rate risk

The quantitative data referring to the risk of exposure to the Group’s interest rates on June 30, 2024 and December 31, 2023, are in accordance with the Financial and Commodity Risk Management Policy of the Group and are representative of the exposure incurred during the period. The main exposure to financial risks as of June 30, 2024 and December 31, 2023 are shown below:

	June 30, 2024	December 31, 2023
Net exposure to the CDI rate:
CRA – Agribusiness Credit Receivable Certificates	—	(60,676)
Credit note – export	(2,266)	(217,648)
Rural – Credit note – Prefixed	(150)	(1,208)
Related party transactions	166	624
CDB-DI (Bank certificates of deposit)	1,124,949	943,526
Margin cash	90,761	31,566
Subtotal	1,213,460	696,184
Derivatives (Swap)	(1,681,736)	(1,427,374)
Total	(468,276)	(731,190)
Net exposure to the IPCA rate:
Treasury bills	22,820	27,716
CRA – Agribusiness Credit Receivable Certificates	(1,843,390)	(2,101,681)
Margin cash	18,506	51,751
Related party transactions	105,625	117,930
Subtotal	(1,696,439)	(1,904,284)
Derivatives (Swap)	1,606,215	1,423,667
Total	(90,224)	(480,617)
Assets exposure to the CPI rate:
Margin cash	16,133	49,144
Total	16,133	49,144
Liabilities exposure to the SOFR rate:
Prepayment	—	(280,971)
Prepayment – exchange agreement	(2,762)	(2,915)
Total	(2,762)	(283,886)
Liabilities exposure to the TJLP rate:
Working Capital	—	(771)
Total	—	(771)

Sensitivity analysis as of June 30, 2024:

Contracts exposure	Risk	Current scenario	Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation – 25%		Scenario (III) Interest rate variation – 50%
			Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	10.40%	10.44%	(214)	15.60%	(25,946)	20.80%	(51,892)
IPCA	Increase	3.93%	3.94%	(6)	4.91%	(945)	5.90%	(1,889)
CPI	Increase	3.30%	3.30%	(1)	2.48%	(142)	1.65%	(284)
SOFR	Decrease	5.33%	5.33%	—	6.66%	(39)	8.00%	(78)
				(221)		(27,072)		(54,143)
			June 30, 2024				December 31, 2023
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) – US$	Fair value (Liability) – US$	Fair value	Notional	Fair value (Asset) – US$	Fair value (Liability) – US$	Fair value
Swap	CDI	2024	158,305	172,986	(173,722)	(736)	181,769	189,067	(189,571)	(504)
	IPCA	2024	96,698	128,160	(97,858)	30,301	111,031	142,472	(111,625)	30,847
	IPCA	2027	245,626	258,963	(254,437)	4,526	79,937	94,520	(85,402)	9,118
	IPCA	2028	—	—	—	—	91,298	108,777	(100,034)	8,743
	IPCA	2030	251,848	296,032	(282,762)	13,270	289,179	350,639	(328,591)	22,048
	IPCA	2031	271,401	301,323	(306,416)	(5,093)	288,874	333,981	(326,029)	7,952
	IPCA	2032	207,452	221,637	(234,321)	(12,684)	87,821	103,620	(105,459)	(1,839)
	IPCA	2034	143,913	145,789	(147,941)	(2,152)	—	—	—	—
	IPCA	2036	—	—	—	—	18,824	23,487	(24,650)	(1,163)
	IPCA	2037	217,487	254,311	(282,138)	(27,826)	214,822	266,169	(267,639)	(1,470)
	IPCA	2038	158,537	167,949	(173,545)	(5,595)	—	—	—	—
	IPCA	2039	23,230	23,975	(24,074)	(99)	—	—	—	—
			1,774,497	1,971,125	(1,977,214)	(6,088)	1,363,555	1,612,732	(1,539,000)	73,732

b. Exchange rate risk

Below are presented the risks related to the most significant exchange rates fluctuation given the relevance of these currencies in the Group’s operations and the stress analysis scenarios and VaR to measure the total exposure as well as the cash flow risk with B3 and the Chicago Mercantile Exchange. The Group discloses these exposures considering the fluctuations of an exchange rate in particular towards the functional currency of each subsidiary.

	USD		EUR		GBP		MXN		AUD
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
OPERATING
Cash and cash equivalents	1,595,660	1,570,813	47,936	68,154	7,326	20,102	—	271,503	134	42
Trade accounts receivable	644,217	579,651	159,539	147,839	64,311	49,743	—	134,113	472	241
Sales orders(1)	1,035,922	916,595	83,228	73,564	125,720	217,509	—	—	—	—
Trade accounts payable	(257,107)	(174,781)	(68,210)	(74,963)	(10,779)	(15,846)	—	(267,433)	(93)	(320)
Purchase orders	(84,177)	(56,710)	(19,523)	(18,012)	—	—	—	—	—	—
Subtotal	2,934,515	2,835,568	202,970	196,582	186,578	271,508	—	138,183	513	(37)
FINANCIAL
Margin cash	—	—	—	—	—	—	—	—	—	—
Advances to customers	(3,918)	(111,368)	(1,076)	(12,621)	(1,178)	(511)	—	—	—	—
Loans and financing	(256,204)	(306,798)	(2,461)	(3,218)	(12,927)	—	—	—	—	—
Subtotal	(260,122)	(418,166)	(3,537)	(15,839)	(14,105)	(511)	—	—	—	—
Subtotal	2,674,393	2,417,402	199,433	180,743	172,473	270,997	—	138,183	513	(37)
Total exposure	2,674,393	2,417,402	199,433	180,743	172,473	270,997	—	138,183	513	(37)
DERIVATIVES
Future contracts	(177,124)	(250,788)	(119,600)	(137,070)	(33,746)	(44,142)	—	—	—	—
Deliverable Forwards (DF’s)	(706,508)	(398,024)	50,482	67,303	(21,781)	(14,369)	—	—	2,100	2,846
Non-Deliverable Forwards (NDF’s)	(2,012,135)	(1,306,760)	(5,593)	5,071	(53,962)	(97,124)	—	—	—	—
Total derivatives	(2,895,767)	(1,955,572)	(74,711)	(64,696)	(109,489)	(155,635)	—	—	2,100	2,846
NET EXPOSURE	(221,374)	461,830	124,722	116,047	62,984	115,362	—	138,183	2,613	2,809

____________

(1)      Sales orders, although not recorded in the Statement of Financial Position, are part of the Company’s risk analysis and foreign exchange exposure for the purpose of contracting protection derivatives.

b1 Sensitivity analysis and derivative financial instruments breakdown:

b1.1 US Dollar (amounts in thousands of US$):

Exposure of US$	Risk	Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
			Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	5.5589	5.4742	(47,620)	6.9486	781,705	8.3384	1,563,404
Financial	Depreciation	5.5589	5.4742	4,221	6.9486	(69,292)	8.3384	(138,584)
Derivatives	Depreciation	5.5589	5.4742	46,991	6.9486	(771,383)	8.3384	(1,542,760)
Exposure of US$	Risk	Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
			Exchange rate	Effect on equity	Exchange rate	Effect on equity	Exchange rate	Effect on equity
Net debt in foreign subsidiaries	Depreciation	5.5589	5.6436	(209,377)	6.9486	(3,437,009)	8.3384	(6,873,993)
			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value
Future Contract	American dollar	Short	220	(177,124)	(4,861)	52,199	(250,788)	(2,078)
			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (USD)	Notional (US$)	Fair value	Notional (USD)	Notional (US$)	Fair value
Deliverable Forwards	American dollar	Short	(706,508)	(706,508)	15,990	(398,024)	(398,024)	29,150
Non-Deliverable Forwards	American dollar	Short	(2,012,135)	(2,012,135)	(62,659)	(1,306,760)	(1,306,760)	13,975
b1.2 € — EURO (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	5.9547	5.8724	(2,989)	4.4660	(54,067)	2.9774	(108,135)
Financial	Depreciation	5.9547	5.8724	52	4.4660	942	2.9774	1,884
Derivatives	Depreciation	5.9547	5.8724	1,100	4.4660	19,902	2.9774	39,803
			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value
Future Contract	Euro	Long	(1,321)	(119,600)	(7)	(1,157)	5,071	513
Deliverable Forwards	Euro	Short	8,478	50,482	(1,137)	12,576	67,303	(1,885)
Non-Deliverable Forwards	Euro	Long	(939)	(5,593)	84	947	5,071	(652)

b1.3 £ — British Pound (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	7.0259	6.9260	(2,827)	5.2694	(49,701)	3.5130	(99,402)
Financial	Depreciation	7.0259	6.9260	214	5.2694	3,757	3.5130	7,515
Derivatives	Depreciation	7.0259	6.9260	1,659	5.2694	29,166	3.5130	58,332
			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value
Deliverable Forwards	British pound	Short	(3,100)	(21,781)	239	(2,333)	(14,369)	202
Non-Deliverable Forwards	British pound	Short	(7,680)	(53,962)	(704)	(15,771)	(97,124)	(579)

b1.4 AUD — Australian Dollar (amounts in thousands of US$):

Exposure of US$	Risk	Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
			Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	3.7106	3.6598	(7)	2.7830	(137)	1.8553	(274)
Derivatives	Appreciation	3.7106	3.6598	(31)	2.7830	(559)	1.8553	(1,119)
			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (AUD)	Notional (US$)	Fair value	Notional (AUD)	Notional (US$)	Fair value
Deliverable Forwards	Australian dollar	Short	566	2,100	4	865	2,846	(1)

c. Commodity price risk

The Group operates globally (the entire livestock protein chain and related business) and during the regular course of its operations is exposed to price fluctuations in feeder cattle, live cattle, lean hogs, corn, soybeans, and energy, especially in the North American, Australian and Brazilian markets. Commodity markets are characterized by volatility arising from external factors including climate, supply levels, transportation costs, agricultural policies and storage costs, among others. The Risk Management Department is responsible for mapping the exposures to commodity prices of the Group and proposing strategies to the Risk Management Committee, in order to mitigate such exposures.

c1. Position balance in commodities (cattle) contracts of JBS S.A.:

Exposure in Commodities (Cattle)	June 30, 2024	December 31, 2023
DERIVATIVES
Future contracts	144,225	(101)
NET EXPOSURE	144,225	(101)

Sensitivity analysis as of June 30, 2024:

Exposure	Risk	Current price (USD per head)	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation – 25%		Scenario (ii) @ Variation – 50%
			Price	Effect on income	Price	Effect on income	Price	Effect on income
Derivatives	Appreciation	41	39	(5,134)	30	(38,419)	20	(76,838)

Derivatives financial instruments breakdown:

			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value
Future Contracts	Commodities (Cattle)	Long	10,177	144,225	(501)	(6)	(101)	—

c2. Position balance in commodities (grain) derivatives financial instruments of Seara Alimentos:

EXPOSURE in Commodities (Grain)	June 30, 2024	December 31, 2023
OPERATING
Purchase orders	65,686	114,097
Subtotal	65,686	114,097
DERIVATIVES
Future contracts	38,524	—
Subtotal	38,524	—
NET EXPOSURE	104,210	114,097

Sensitivity analysis as of June 30, 2024:

		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Price variation – 25%		Scenario (ii) Price variation – 50%
Exposure	Risk	Price (USD per tonne)	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	(1.69)%	(1,181)	(25)%	(17,498)	(50)%	(34,995)
Derivatives	Depreciation	(1.69)%	(693)	(25)%	(10,262)	(50)%	(20,524)

Derivatives financial instruments breakdown:

			June 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value
Future contracts	Commodities (Grains)	Short	7,698	38,524	(667)	—	—	—

c3. Hedge accounting of Seara Alimentos:

The derivative financial instruments designated for the three-month period ended June 30, 2024, as hedge accounting, according to the Cash Flow method, to protect the operating results in relation to the price of commodities are:

Hedge accounting – Derivative instruments	Risk factor	Quantity	Notional	Fair value
Future contracts	Commodities	7,698	38,524	(740)

c3.1. Hedge accounting:

The Group applies hedge accounting for grain purchases by the subsidiary Seara Alimentos, aiming at bringing stability to the results. The designation of these instruments is based on the guidelines outlined in the Financial and Commodity Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors.

Financial instruments designated for hedge accounting were classified as cash flow hedge. The effective amount of the instrument’s gain or loss is recognized under “Other comprehensive income (expense)” and the ineffective amount under “Financial income (expense), net”, and the accumulated gains and losses are reclassified to profit and loss or to the balance sheet when the object is recognized, adjusting the item in which the hedged object was recorded.

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group’s own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities prices; and changes in the timing of the hedged transactions.

Below are the effects on the statement of income, after the adoption of hedge accounting:

	June 30, 2024	June 30, 2023
Statements of income:
Cost of sales before hedge accounting adoption	(3,544,719)	(3,965,870)

Derivatives operating income (loss)	1,741	20,458
Currency	—	1,640
Commodities	1,741	18,818
Cost of sales with hedge accounting	(3,542,978)	(3,945,412)

Financial income (expense), net excluding derivatives	(22,565)	29,633

Derivatives financial income (expense), net	(136,505)	(24,777)
Currency	(109,852)	(3)
Commodities	(26,337)	(24,060)
Interest	(316)	(714)
Financial income (expense), net	(159,070)	4,856

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	June 30, 2024	June 30, 2023
Statements of other comprehensive income (expense):

Financial instruments designated as hedge accounting:	(129)	(11,161)
Currency	—	(895)
Commodities	(129)	(10,266)

Gain on cash flow hedge	380	(3,025)
Deferred income tax on hedge accounting		1,029
Total of other comprehensive income (expense)	380	(1,996)
Hedge cash flow movement	December 31, 2023	OCI	June 30, 2024
Hedge accounting operations at the parent company	(510)	357	(153)
(-) IR/CS	173	(121)	52
Impact of Hedge Operations on Subsidiaries	(337)	236	(101)

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	June 30, 2024	December 31, 2023
Statement of financial position:
Derivative (liabilities)/assets	(667)	—

Financial instruments designated as hedge accounting:
Commodities	(667)	—
Derivative (liabilities)/assets	(65,764)	4,473

Financial instruments not designated as hedge accounting:
Exchange	(65,028)	4,977
Interest	(736)	(504)

Other comprehensive income (expense)	(121)	(550)
Currency	—	39
Commodities	(121)	(589)

Inventories	55	6,577
Currency	91	136
Commodities	(36)	6,441

Open amounts in statement of financial position of derivative assets and liabilities:

	June 30, 2024	December 31, 2023
Assets:
Not designated as hedge accounting	—	—
Interest	—	—
Current assets	—	4,977
Non-current assets	—	—

(Liabilities):
Designated as hedge accounting	667	750
Interest	—	750
Current liabilities	66,431	—
Not designated as hedge accounting	65,764	504
Commodities	65,028	—
Interest	736	504

c4. Position balance in commodities derivatives financial instruments of JBS USA:

Exposure in Commodities	June 30, 2024	December 31, 2023
OPERATIONAL
Firm contracts of cattle purchase	2,869,811	3,230,355
Subtotal	2,869,811	3,230,355
DERIVATIVES
Deliverable Forwards	(672,494)	389,130
Subtotal	(672,494)	389,130
NET EXPOSURE	2,197,317	3,619,485

Sensitivity analysis as of June 30, 2024:

Exposure	Risk	Scenario (i) VaR 99% I.C. 1 day		Scenario (ii) Price variation – 25%		Scenario (iii) Price variation – 50%
		Price (USD per head)	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	(2.08)%	(63,634)	(25.00)%	(764,466)	(50.00)%	(1,528,932)
Derivatives	Appreciation	(2.08)%	14,912	(25.00)%	179,140	(50.00)%	358,281

Derivatives financial instruments breakdown:

Instrument	Risk factor	Nature	June 30, 2024			December 31, 2023
			Notional (USD)	Notional (R$)	Fair value	Notional (USD)	Notional (R$)	Fair value
Deliverable Forwards	Commodities (Cattle)	Short	(120,976)	(672,494)	(17,113)	80,377	389,130	(1,982)

d. Credit risk

The information about the exposure to weighted average loss rate, gross carrying amount, expected credit loss recognized in profit or loss and credit-impaired on financial assets were as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
June 30, 2024
Cash and cash equivalents	—	3,690,302	—
Margin cash	—	162,519	—
Trade accounts receivable	(2.61)%	3,290,534	(85,805)
Related party receivables	—	511,538	—
	—	7,654,893	(85,805)

e. Liquidity risk

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	June 30, 2024					December 31, 2023
	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total
Trade accounts payable and supply chain finance	5,437,437	—	—	—	5,437,437	6,205,119	—	—	—	6,205,119
Loans and financing	875,763	12,556	1,087,561	16,636,371	18,612,251	891,570	171,228	1,212,538	17,723,802	19,999,138
Estimated interest on loans and financing(1)	1,359,711	782,310	1,598,217	7,913,301	11,653,539	1,362,896	1,052,488	1,910,116	7,390,262	11,715,762
Derivatives liabilities (assets)	229,904	—	—	—	229,904	144,251	—	—	—	144,251
Payments of leases	332,800	221,369	335,999	825,068	1,715,236	(2,796)	293,444	442,272	1,108,307	1,841,227
Other liabilities	20,465	53,874	—	15	74,354	21,162	20,914	—	61,967	104,043

(1)       Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates for the three-month period ended June 30, 2024 and for the year ended December 31, 2023. Payments in foreign currencies are estimated using the June 30, 2024 and December 31, 2023 exchange rates.

The Group has future commitment for purchase of grains and cattle whose balances for the six-month period ended June 30, 2024 is US$32.2 billion (December 31, 2023 is US$35.6 billion).

The Group has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of June 30, 2024 is US$37,119 (US$13,575 at December 31, 2023). This guarantee exceeds the amount of the collateral.

The indirect subsidiary JBS USA and its subsidiaries, has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of June 30, 2024 is US$106,894 (US$67,335 at December 31, 2023). This guarantee exceeds the amount of the collateral.

Also, the direct subsidiary Seara Alimentos has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of June 30, 2024 is US$18,506 (US$51,751 in December 31, 2023). This guarantee exceeds the amount of the collateral.

A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table.

The interest payments on variable interest rate loans and bond issues in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the derivative change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

e. Risks linked to climate change and the sustainability strategy

In view of the Group’s operations, there is inherent exposure to risks related to climate change. Certain Group assets, which are mainly biological assets that can be measured at fair value, may be impacted by climate change and are considered in the preparation process of these financial statements.

For the six-month period ended June 30, 2024, Management considered as main risk the data and assumptions highlighted below:

(i)     possible impacts on the determination of fair value in biological assets due to the effects of climate change, such as temperature rise, scarcity of water resources, may impact some assumptions used in accounting estimates related to the Group’s biological assets, as follows:

•        losses of biological assets due to heat waves and droughts which occur with greater frequency and intensity;

•        reduction in the expected growth of our biological assets due to natural disasters, fires, pandemics or changes in rainfall patterns; and

•        interruption in the production chain due to adverse weather events, causing power outages, fuel shortages, disruption of transportation channels, among other things.

(ii)    structural changes and their impacts on the business, such as:

•        regulatory and legal: regulation and legislation arising from Brazilian and/or international authorities that encourage the transition to a low-carbon economy and/or with greater biodiversity and that increase the risk of litigation and/or commercial restrictions related to the alleged contribution, even if indirect, for the intensification of climate change;

•        reputational: related to customers’ perceptions and the society in general regarding the positive or negative contribution of an organization to a low carbon economy.

27 Risk management and financial instruments

Financial instruments:

The Group recognizes financial assets and liabilities at fair value upon initial recognition, except for trade accounts receivable that are measured at the transaction price and subsequently classified at amortized cost or at fair value through profit or loss based on the business model for asset management and the contractual cash flow characteristics of the financial asset. Purchases or sales of financial assets or liabilities are recognized on the trade date.

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them:

1.      Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated at initial recognition at fair value through profit or loss. In this category the Group classifies mainly “CDBs and treasury bills” and “Derivative financial instruments”.

2.      Amortized cost: Represent financial assets and liabilities which Group’s business model is to maintain financial assets in order to receive contractual cash flows and that exclusively constitute principal and interest payments on the principal amount outstanding. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized when the asset is written off, modified or due to changes in the expected credit losses. In this category the Group classifies mainly “Trade accounts receivable”, “Cash and cash equivalents”, “Trade accounts payable” and “Loans and financing”.

Financial assets and liabilities are offset and presented net in the balance sheet when there is a legal right to offset the amounts recognized and there is an intention to liquidate them on a net basis or to realize the asset and settle the liability simultaneously. The legal right should not be contingent on future events and should be applicable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

The Group uses the measurement principles described in Note 2.6 — Significant accounting judgements and estimates at each statement of financial position date for each classification type of financial assets and liabilities.

Financial instruments:

Financial instruments are recognized in the consolidated financial statements as follows:

	Note	December 31, 2023	December 31, 2022
Assets
Fair value through profit or loss(1)
Financial investments	3	2,642,258	1,343,149
National treasury bills	3	210,716	109,662
Derivative assets		169,736	108,505
Amortized cost(2)
Cash at banks	3	1,830,814	1,144,741
Margin cash	3	18,191	59,088
Trade accounts receivable	4	3,390,856	3,878,125
Related party receivables	8	118,554	182,268
Total		8,381,125	6,825,538
Liabilities
Amortized cost
Loans and financing	15	(19,999,137)	(17,700,148)
Trade accounts payable and supply chain finance	14	(6,205,119)	(6,531,731)
Lease		(1,841,227)	(1,721,833)
Other financial liabilities		(104,043)	(11,876)
Fair value through profit or loss
Derivative liabilities		(144,251)	(107,238)
Total		(28,293,777)	(26,072,826)

(1)      CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.

(2)      Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.

Fair value of assets and liabilities through profit or loss:    The Group determine fair value measurements in accordance with the hierarchical levels that reflect the significance of the inputs used in the measurement, with the exception of those maturing in the short term, equity instruments without an active market and contracts with discretionary characteristics that the fair value cannot be measured reliably, according to the following levels:

Level 1	—	Quoted prices in active markets (unadjusted) for identical assets or liabilities;
Level 2	—

Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

Level 3	—	Inputs used for fair value calculations which are not derived from an active market. The Group do not have any financial instruments that utilize significant level 3 inputs.
	December 31, 2023			December 31, 2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	206,650	2,435,608	2,642,258	—	1,343,149	1,343,149
National treasury bills	210,716	—	210,716	109,662	—	109,662
Derivative assets	—	169,736	169,736	—	108,505	108,505

Financial liabilities
Derivative liabilities	—	144,251	144,251	—	107,238	107,238

Fair value of assets and liabilities carried at amortized cost:    The fair value of the Notes under Rule 144-A and Regulation S, are estimated using the closing sale price of these securities informed by a financial newswire on December 31, 2023 and December 31, 2022, considering there is an active market for these financial instruments. The book value of the remaining fixed-rate loans approximates fair value since the interest rate market, the Group’s credit quality, and other market factors have not significantly changed since entering into the loans. The book value of variable-rate loans and financings approximates fair value given the interest rates adjust for changes in market conditions and the quality of the Group’s credit rating has not substantially changed. For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of the notes:

	December 31, 2023			December 31, 2022
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 5.85% PPC 2027	—	—	—	850,000	99.55%	846,175
Notes 2.50% JBS Lux 2027	1,000,000	92.10%	920,960	1,000,000	86.90%	869,040
Notes 5.13% JBS Lux 2028	900,000	99.66%	896,931	900,000	95.13%	856,188
Notes 3.00% JBS Lux 2029	600,000	88.24%	529,440	600,000	84.02%	504,108
Notes 6.5% JBS Lux 2029	77,973	99.27%	77,406	77,973	98.16%	76,537
Notes 5.5% JBS Lux 2030	1,250,000	98.55%	1,231,875	1,250,000	95.40%	1,192,475
Notes 3.75% JBS Lux 2031	500,000	86.45%	432,250	500,000	82.46%	412,280
Notes 4.25% PPC 2031	1,000,000	90.27%	902,650	1,000,000	86.39%	863,940
Notes 3.00% JBS Lux 2032	1,000,000	81.66%	816,560	1,000,000	77.61%	776,110
Notes 3.62% JBS Lux 2032	1,000,000	85.60%	856,030	1,000,000	82.24%	822,410
Notes 3.5% PPC 2032	900,000	84.47%	760,203	900,000	80.72%	726,498
Notes 5.75% JBS Lux 2033	2,050,000	99.35%	2,036,736	2,050,000	95.41%	1,955,885
Notes 6.25% PPC 2033	1,000,000	102.90%	1,029,020	—	—	—
Notes 6.75% JBS Lux 2034	1,600,000	105.27%	1,684,368	—	—	—
Notes 6.87% PPC 2034	499,999	108.05%	540,230	—	—	—
Notes 4.37% JBS Lux 2052	900,000	74.36%	669,204	900,000	—	646,182
Notes 7.25% JBS Lux 2053	900,000	109.34%	984,060	—	—	—
Notes 6.50% JBS Lux 2052	1,550,000	100.71%	1,560,989	1,550,000	96.79%	1,500,276
	16,727,972		15,928,912	13,577,973		12,048,104

Finance income (expense) by category of financial instrument:

	2023	2022	2021
Fair value through profit or loss	204,573	(277,875)	77,969
Amortized cost	(1,566,845)	(963,823)	(1,019,327)
Total	(1,362,272)	(1,241,698)	(941,358)

Risk management:

The Group during the regular course of its operations is exposed to market, credit and liquidity risks. These exposures are managed by the Risk Management Department, following the Financial and Commodities Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors. The Risk Management Department is responsible for identifying all the risk factors that may cause adverse financial results for the Group and proposing strategies to mitigate those risks. Their proposals are submitted to the Risk Management Committee for submission to the Board of Directors, who supervises the implementation of new solutions, noting limitations of scope and guidelines of the Financial and Commodities Risk Management Policy.

Below are the risks and operations to which the Group is exposed and a sensitivity analysis for each type of risk, consisting in the presentation of the effects in the finance income (expense), net, when subjected to possible changes, of 25% to 50%, in the relevant variables for each risk. For each probable scenario, the Group utilizes the Value at Risk Methodology (VaR),for the confidence interval (C.I.) of 99% and a horizon of one day.

a        Market Risk:

The exposure to market risk is continuously monitored, especially the risks related to foreign exchange, interest rates and commodity prices, which directly affect the value of financial assets and liabilities, future cash flows and net investments in foreign subsidiaries. In these cases, Group may use financial hedge instruments, including derivatives, with the approval by the Board of Directors.

It is the responsibility of the Risk Management Department to ensure that other areas are within the risk exposure limits set by Management to protect against volatility in price, centralize the exposures and apply the Financial and Commodities Risk Management policy.

The Risk Management Department uses proprietary and third-party information systems specially developed to control and manage market risk, applying stress scenario and Value at Risk analysis (VaR) to measure Group’s net exposure as well as the cash flow risk with the B3 and the Chicago Mercantile Exchange.

a1. Interest rate risk

Interest rate risk is related to potentially adverse results that Group may realize from changes in interest rates, which may be caused by economic crisis, changes in sovereign monetary policy, or market movements. The Group primarily has assets and mainly liabilities exposed to variable interest rates like the CDI Interbank Deposit Certificate), IPCA (Extended National Consumer Price Index) and TJLP (Long Term Interest Rate), among others. The Group’s Financial and Commodities Risk Management Policy does not define the proportion between float and fixed exposures, but the Risk Management Department monitors market conditions and may propose to the Risk Management Committee strategies to rebalance the exposure.

The quantitative data referring to the risk of exposure to the Group’s interest rates on December 31, 2023 and December 31, 2022, are in accordance with the Financial and Commodity Risk Management Policy of the Group and are representative of the exposure incurred during the period. The main exposure to financial risks as of December 31, 2023 and December 31, 2022 are shown below:

	December 31, 2023	December 31, 2022
Net exposure to the CDI rate:
CRA – Agribusiness Credit Receivable Certificates	(60,676)	(5,882)
Credit note – export	(217,648)	(441,125)
Rural – Credit note – Prefixed	(1,208)	(800)
Related party transactions	624	1,502
CDB-DI (Bank certificates of deposit)	943,526	676,961
Margin cash	31,566	74,237
Treasury bills	—	23,774
Subtotal	696,184	328,667
Derivatives (Swap)	(1,427,374)	(1,220,527)
Total	(731,190)	(891,860)
Liabilities exposure to the LIBOR rate:
Prepayment	—	(292,209)
FINIMP	—	(2,823)
PPC term loan	—	(478,916)
Working Capital – Dollars	—	(3,190)
Subtotal	—	(777,138)
Derivatives (Swap)	—	295,353
Total	—	(481,785)
Net exposure to the IPCA rate:
Treasury bills	27,716	14,767
CRA – Agribusiness Credit Receivable Certificates	(2,101,681)	(1,609,636)
Margin cash	51,751	15,237
Related party transactions	117,930	104,100
Subtotal	(1,904,284)	(1,475,532)
Derivatives (Swap)	1,423,667	1,365,001
Total	(480,617)	(110,531)
Assets exposure to the CPI rate:
Margin cash	49,144	40,469
Total	49,144	40,469
Liabilities exposure to the SOFR rate:
Prepayment	(280,971)	(161,410)
Prepayment – exchange agreement	(2,915)	—
Total	(283,886)	(161,410)
Liabilities exposure to the TJLP rate:
Working Capital	(771)	(647)
Total	(771)	(647)

Sensitivity analysis as of December 31, 2023:

Contracts exposure	Risk	Current scenario	Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation – 25%		Scenario (III) Interest rate variation – 50%
			Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	11.65%	11.70%	(340)	14.56%	(20,839)	17.48%	(41,671)
IPCA	Increase	4.68%	4.69%	(63)	5.85%	(5,496)	7.02%	(10,992)
CPI	Decrease	3.10%	3.09%	(4)	2.33%	(372)	1.55%	(745)
SOFR	Increase	5.38%	5.38%	(11)	6.73%	(3,732)	8.07%	(7,464)
				(418)		(30,439)		(60,872)
Instrument	Risk factor	Maturity	December 31, 2023				December 31, 2022
			Notional	Fair value (Asset) – US$	Fair value (Liability) – US$	Fair value	Notional	Fair value (Asset) – US$	Fair value (Liability) – US$	Fair value
Swap	LIBOR	—	—	—	—	—	288,889	295,353	(280,251)	15,102
	CDI	2023	—	—	—	—	76,662	80,523	(77,551)	2,972
	CDI	2024	181,769	189,067	(189,571)	(504)	—	—	—	—
	IPCA	—	111,031	142,472	(111,625)	30,847	103,021	123,845	(98,448)	25,397
	IPCA	2027	79,937	94,520	(85,402)	9,118	74,171	80,302	(80,025)	277
	IPCA	2028	91,298	108,777	(100,034)	8,743	84,712	92,333	(93,764)	(1,431)
	IPCA	2030	289,179	350,639	(328,591)	22,048	268,317	296,304	(307,264)	(10,960)
	IPCA	2031	288,874	333,981	(326,029)	7,952	274,067	283,731	(300,700)	(16,969)
	IPCA	2032	87,821	103,620	(105,459)	(1,839)	172,490	177,699	(186,308)	(8,609)
	IPCA	2036	18,824	23,487	(24,650)	(1,163)	19,166	19,524	(21,408)	(1,884)
	IPCA	2037	214,822	266,169	(267,639)	(1,470)	243,786	291,262	(311,581)	(20,319)
			1,363,555	1,612,732	(1,539,000)	73,732	1,605,281	1,740,876	(1,757,300)	(16,424)

a2. Exchange rate risk

Exchange rate risk relates to potentially adverse results that the Group may face from fluctuations in foreign currency exchange rates from economic crisis, sovereign monetary policy alterations, or market movements.

The Risk Management Department enters into transaction with derivative instruments previously approved by the Board of Directors to protect financial assets and liabilities and future cash flow from commercial activities and net investments in foreign operations. The Board of Directors has approved the use of future contracts, NDFs (non deliverable forwards), DFs (Deliverable forwards), and swaps that may be applied to hedge loans, investments, cash flows from interest payments, export estimate, acquisition of raw material, and other transactions, whenever they are quoted in currencies different than the entity’s. functional currency. The primary exposures to exchange rate risk are in US Dollars (US$), Euro (€), British Pound (£), Mexican Pesos (MXN) and Australian Dollars (AU$).

The carrying amounts of assets and liabilities and other positions exposed to foreign currency risk at December 31, 2023, and 2022 are presented below along with the notional amounts of derivative contracts intended to offset the exposure, in accordance with the Group’s Financial and Commodities Risk Management Policy. The exposure is related to Brazilian Real.

	USD		EUR		GBP		MXN		AUD
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
OPERATING
Cash and cash equivalents	1,570,813	737,591	68,154	40,184	20,102	12,202	271,503	122,588	42	7
Trade accounts receivable	579,651	1,173,723	147,839	136,478	49,743	51,302	134,113	126,037	241	86
Sales orders	916,595	597,296	73,564	41,964	217,509	13,379	—	—	—	—
Trade accounts payable	(174,781)	(154,283)	(74,963)	(92,271)	(15,846)	(18,799)	(267,433)	(52,346)	(320)	(118)
Purchase orders	(56,710)	(61,679)	(18,012)	(12,181)	—	—	—	—	—	—
Operating subtotal	2,835,568	2,292,648	196,582	114,174	271,508	58,084	138,183	196,279	(37)	(25)
FINANCIAL
Margin cash	—	269	—	—	—	—	—	—	—	—
Advances to customers	(111,368)	(36,204)	(12,621)	(856)	(511)	—	—	—	—	—
Loans and financing	(306,798)	(1,362,474)	(3,218)	(4,986)	—	—	—	—	—	—
Financial subtotal	(418,166)	(1,398,409)	(15,839)	(5,842)	(511)	—	—	—	—	—
Operating financial subtotal	2,417,402	894,239	180,743	108,332	270,997	58,084	138,183	196,279	(37)	(25)

Related party transactions, net	—	—	—	289,556	—	—	—	—	—	—
Total exposure	2,417,402	894,239	180,743	397,888	270,997	58,084	138,183	196,279	(37)	(25)
DERIVATIVES
Future contracts	(250,788)	(103,000)	(137,070)	(103,490)	(44,142)	—	—	—	—	—
Deliverable Forwards (DF’s)	(398,024)	(463,371)	67,303	84,013	(14,369)	(5,208)	—	(291,377)	2,846	943
Non-Deliverable Forwards (NDF’s)	(1,306,760)	3,029	5,071	(11,834)	(97,124)	(19,761)	—	—	—	—
Swap	—	15,101	—	—	—	—	—	—	—	—
Total derivatives	(1,955,572)	(548,241)	(64,696)	(31,311)	(155,635)	(24,969)	—	(291,377)	2,846	943
NET EXPOSURE IN US$	461,830	345,998	116,047	366,577	115,362	33,115	138,183	(95,098)	2,809	918
Net debt in foreign subsidiaries(1)	(14,775,198)	(12,816,599)	—	—	—	—	—	—	—	—

(1)      The Group includes the net debt of foreign subsidiaries in the disclosure of economic hedging exposure. Although these debts do not generate foreign exchange gains or losses (since they are foreign debts and in the functional currency of each respective country), they are translated to Brazilian Real in the consolidation, impacting the equity as exchange variation of investment, influencing the consolidated debt of the Group, and consequently the leverage indicators.

a2.1. Sensitivity analysis and derivative financial instruments breakdown:

a2.1.1 US Dollar (amounts in thousands of US$):

		Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk		Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	4.8413	4.7621	(45,314)	3.6310	(692,836)	2.4207	(1,385,677)
Financial	Depreciation	4.8413	4.7621	(3,573)	3.6310	(54,636)	2.4207	(109,272)
Derivatives	Depreciation	4.8413	4.7621	31,251	3.6310	477,820	2.4207	955,643
		Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk		Exchange rate	Effect on equity	Exchange rate	Effect on equity	Exchange rate	Effect on equity
Net debt in foreign subsidiaries	Depreciation	4.8413	4.9205	(241,589)	6.0516	(3,693,815)	7.2620	(7,387,599)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value
Future Contract	American dollar	Short	52,199	(250,788)	(2,078)	51	490	(872)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value
Deliverable Forwards	American dollar	Short	(398,024)	(398,024)	29,150	(463,371)	(2,417,731)	67,658
Non-Deliverable Forwards	American dollar	Short	(1,306,760)	(1,306,760)	13,975	3029	15804	(339)

a2.1.2 € – EURO (amounts in thousands of US$):

		Current exchange	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk		Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	5.3516	5.2638	(3,153)	4.0137	(48,033)	2.6758	(96,065)
Financial	Depreciation	5.3516	5.2638	254	4.0137	3,870	2.6758	7,740
Derivatives	Appreciation	5.3516	5.2638	1,038	4.0137	15,808	2.6758	31,616
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value
Non-Deliverable Forwards	Euro	Long	(1,157)	5,071	513	78,708	85,306	3,443
Deliverable Forwards	Euro	Short	12,576	67,303	(1,885)	(11,087)	(12,016)	9

a2.1.3 £ – British Pound (amounts in thousands of US$):

		Current exchange	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk		Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	6.1586	6.0564	(4,405)	4.6190	(66,340)	3.0793	(132,680)
Financial	Depreciation	6.1586	6.0564	8	4.7134	125	3.1423	250
Derivatives	Depreciation	6.1586	6.0564	2,525	4.6190	38,028	3.0793	76,055
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value
Deliverable Forwards	British pound	Short	(2,333)	(14,369)	202	(829)	(4,869)	(193)
Non-Deliverable Forwards	British pound	Short	(15,771)	(97,124)	(579)	(3,147)	(18,476)	1,357

a2.1.4 MXN – Mexican Peso (amounts in thousands of US$):

		Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk		Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	0.2856	0.2815	(1,962)	0.2142	(33,763)	0.1428	(67,527)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (MXN)	Notional (US$)	Fair value	Notional (MXN)	Notional (US$)	Fair value
Deliverable Forwards	Mexican peso	Short	—	—	—	(1,092,527)	(272,434)	(30,362)

a2.1.5 AUD – Australian Dollar (amounts in thousands of US$):

		Current exchange rate	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation – 25%		Scenario (iii) Interest rate variation – 50%
Exposure of US$	Risk		Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	3.2882	3.2319	1	2.4662	9	1.6441	18
Derivatives	Appreciation	3.2882	3.2319	(48)	2.4662	(695)	1.6441	(1,391)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (AUD)	Notional (US$)	Fair value	Notional (AUD)	Notional (US$)	Fair value
Deliverable Forwards	Australian dollar	Long	865	2,846	(1)	266	943	5

b. Commodity price risk

The Group operates globally (the entire livestock protein chain and related business) and during the regular course of its operations is exposed to price fluctuations in feeder cattle, live cattle, lean hogs, corn, soybeans, and energy, especially in the North American, Australian and Brazilian markets. Commodity markets are characterized by volatility arising from external factors including climate, supply levels, transportation costs, agricultural policies and storage costs, among others. The Risk Management Department is responsible for mapping the exposures to commodity prices of the Group and proposing strategies to the Risk Management Committee, in order to mitigate such exposures.

Biological assets are a very important raw material used by the Group. In order to maintain future supply of these materials, the Group participates in forward contracts to anticipate purchases with suppliers. To complement these forward purchases, the Group use derivative instruments to mitigate each specific exposure, most notably futures contracts, to mitigate the impact of price fluctuations — on inventories and sales contracts. The Group takes the historical average amount spent on materials as an indication of the operational value to be protected by firm contracts.

b.1 Position balance in commodities (cattle) contracts of JBS S.A.:

Given the nature of its operations, the Group is exposed to volatility in cattle prices, where price fluctuations arise from factors beyond the Group’s control, such as climate, cattle supply, transportation costs and agricultural policies among others. Forward purchases of cattle can be negotiated at floating (prices marked at the delivery day current price) or fixed prices. The Group may use future contracts traded at the B3 to balance these exposures.

The factors that influence the commodity price risk reduction strategy are the timing of term contracts for cattle purchases considering any negotiated values and terms.

The Group’s exposure to cattle price fluctuation as of December 31, 2023, are presented below in accordance with the Group’s Financial and Commodities Risk Management Policy and are representative of the exposure at each period end.

Exposure in Commodities (Cattle)	December 31, 2023	December 31, 2022
Firm contracts of cattle purchase	—	2,873
Subtotal	—	2,873
DERIVATIVES
Future contracts	(101)	(385)
Subtotal	(101)	(385)
NET EXPOSURE	(101)	2,488

Sensitivity analysis as of December 31, 2023:

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation – 25%		Scenario (ii) @ Variation – 50%
Exposure	Risk	Current price (USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income
Derivatives	Cattle depreciation	52	55	(5)	65	(25)	78	(49)

Derivatives financial instruments breakdown:

			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value
Future Contracts	Commodities (Cattle)	Long	(6)	(101)	—	21	(385)	(19)

b2. Position balance in commodities (grain) derivatives financial instruments of Seara Alimentos:

Seara Alimentos is exposed to price volatility of grain, which changes based on factors beyond the management’s control, such as climate, the supply volume, transportation costs, agricultural policies and others.

Seara Alimentos, in accordance with its policy of inventory management, started the strategy of managing the risk of grain’s price by actively monitoring the Group´s grains needs, including expectations of future consumption, anticipated purchases, combined with future market operations, by hedging with grain futures on B3, CME and Over the Counter (OTC), through Non-Deliverable Forwards (NDFs), in order reduce price volatility.

Management’s estimate at the exposure risk to grain’s price changes at Seara Alimentos at December 31, 2023, 2022 and 2021 are presented below in accordance with the Financial and Commodities Risk Management Policy and are representative of the exposure incurred during the period.

EXPOSURE in Commodities (Grain)	December 31, 2023	December 31, 2022	December 31, 2021
OPERATING
Purchase orders	114,097	224,766	346,574
Subtotal	114,097	224,766	346,574
DERIVATIVES
Future contracts	—	(948)	(17,218)
Brazil Cash basis	—	—	3,542
Non-Deliverable Forwards	—	(30,990)	(202,375)
Subtotal	—	(31,938)	(216,051)
NET EXPOSURE	114,097	192,828	130,523

Sensitivity analysis as of December 31, 2023:

		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Price variation – 25%		Scenario (ii) Price variation – 50%
Exposure	Risk	Price (USD per tonne)	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	(2.19)%	(2,451)	(25.00)%	(27,878)	(50.00)%	(55,756)

Derivatives financial instruments breakdown:

			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value
Future contracts	Commodities (Grains)	Short	—	—	—	520	(948)	(2,448)
Non-Deliverable Forwards	Commodities (Grains)	Short	—	—	—	4,000	(30,990)	684

b3. Hedge accounting of Seara Alimentos:

b3.1. Hedge accounting:

The Group applies hedge accounting for grain purchases by the subsidiary Seara Alimentos, aiming at bringing stability to the results. The designation of these instruments is based on the guidelines outlined in the Financial and Commodity Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors.

Financial instruments designated for hedge accounting were classified as cash flow hedge. The effective amount of the instrument’s gain or loss is recognized under “Other comprehensive income (expense)” and the ineffective amount under “Financial income (expense), net”, and the accumulated gains and losses are reclassified to profit and loss or to the statement of financial position when the object is recognized, adjusting the item in which the hedged object was recorded.

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group’s own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities prices; and changes in the timing of the hedged transactions.

Below are the effects on the statement of income, after the adoption of hedge accounting:

	December 31, 2023	December 31, 2022
Statements of income:

Cost of sales before hedge accounting adoption	(7,798,858)	(7,303,648)

Derivatives operating income (loss)	31,693	61,857
Currency	1,441	10,103
Commodities	30,252	51,754
Cost of sales with hedge accounting	(7,767,165)	(7,241,791)

Financial income (expense), net excluding derivatives	(77,411)	(45,390)

Derivatives financial income (expense), net	14,405	(46,354)
Currency	39,968	(61,277)
Commodities	(24,357)	26
Interest	(1,206)	14,897

Financial income (expense), net	(63,006)	(91,744)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	December 31, 2023	December 31, 2022
Statements of other comprehensive income (expense):

Financial instruments designated as hedge accounting:	(537)	(7,800)
Currency	39	(2,622)
Commodities	(576)	(5,178)

Gain (loss) on cash flow hedge	7,882	(48,526)
Deferred income tax on hedge accounting		16,499
Total of other comprehensive income (expense)	7,882	(32,027)
Hedge cash flow movement	December 31, 2022	OCI	December 31, 2023
Hedge accounting operations at the parent company	(7,992)	7,482	(510)
(-) Income tax	2,717	(2,544)	173
Impact of Hedge Operations on Subsidiaries	272	(272)	—
	(92)	92	—
Impact of Hedge Operations on Subsidiaries	(5,095)	4,758	(337)

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	December 31, 2023	December 31, 2022
Statement of financial position:
Derivative (liabilities)/assets	—	(1,765)

Financial instruments designated as hedge accounting:
Commodities	—	(1,765)
Currency	—	—
Derivative (liabilities)/assets	4,473	18,073

Financial instruments not designated as hedge accounting:
Exchange	4,977	—
Interest	(504)	18,073

Other comprehensive income (expense)	(550)	(7,720)
Currency	39	(2,595)
Commodities	(589)	(5,125)

Inventories	6,577	6,951
Currency	136	2,298
Commodities	6,441	4,653

Open amounts in statement of financial position of derivative assets and liabilities:

	December 31, 2023	December 31, 2022
Assets:
Not designated as hedge accounting	—	18,074
Interest	—	18,074

Current assets	4,977	13,267
Non-current assets	—	4,807

(Liabilities):
Designated as hedge accounting	750	1,764
Commodities	—	1,764
interest	750	—
Current liabilities	—	1,765

Not designated as hedge accounting
Currency	504	—
interest	504	—

b4. Position balance in commodities derivatives financial instruments of JBS USA:

Exposure in Commodities	December 31, 2023	December 31, 2022
OPERATIONAL
Firm contracts of cattle purchase	3,230,355	2,514,530
Subtotal	3,230,355	2,514,530
DERIVATIVES
Deliverable Forwards	389,130	(154,278)
Subtotal	389,130	(154,278)
NET EXPOSURE	3,619,485	2,360,252

Sensitivity analysis as of December 31, 2023:

		Scenario (i) VaR 99% I.C. 1 day		Scenario (ii) Price variation – 25%		Scenario (iii) Price variation – 50%
Exposure	Risk	Price (US$ per head)	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	(2.25)%	(71,163)	(25.00)%	(789,300)	(50.00)%	(1,578,600)
Derivatives	Appreciation	(2.25)%	(8,572)	(25.00)%	(95,079)	(50.00)%	(190,159)

Derivatives financial instruments breakdown:

			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (US$)	Notional (R$)	Fair value	Notional (US$)	Notional (R$)	Fair value
Deliverable Forwards	Commodities (Cattle)	Short	80,377	389,130	(1,982)	(29,568)	(154,278)	(31,182)

c. Credit risk

The Group is potentially subject to credit risk related to accounts receivable, financial investments and derivative contracts. For the receivable account the Financial and Commodities Risk Policy significantly understand the diversification of the portfolio contribute significantly to the reduction of credit, but also sets parameters for the credit granting observing the measures, financial and operational, supported by consultations with agencies that also monitor credit. The impairment of these financial assets is carried out based on credit analyses. If the counter party of a financial transaction is a financial institution (financial investments and derivative contracts), the Group establishes exposure limits set by the Risk Management Committee, based on the risk ratings of specialized international agencies.

The Group considers a financial asset to be in default when:

1.      the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or

2.      the losses are expected based on the client’s operational history and credit.

Category	% Equity	Maximum horizon
AAA	2.00	5 years
AA	1.00	3 years
A	0.50	2 years
BBB	0.25	1 year

The information about the exposure to weighted average loss rate, gross carrying amount, impairment losses recognized in profit or loss were as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
December 31, 2023
Cash and cash equivalents	—	4,569,517	—
Margin cash	—	132,461	—
Trade accounts receivable	2.50%	3,390,856	(84,913)
Related party receivables	—	118,554	—
	—	8,211,388	(84,913)

d. Liquidity risk

Liquidity risk arises from the Group’s working capital management and obligations to pay interest and principal on its financing, especially debt instruments. Liquidity risk is the risk that the Company may not have available liquidity to meet its financial obligations when they are due.

The Group’s key management personnel manage liquidity risk primarily by assessing the Group’s overall leverage by monitoring the net debt ratio. This ratio compares the Group’s net debt (total loans and financing less the total of cash and cash equivalents) to “Adjusted EBITDA” for the preceding 12 months. The Group’s working capital management strategy includes maintaining its leverage at or below its target leverage ratio in order to ensure that the Group can meet its financial obligations while achieving efficiency in its cost of funding.

The leverage ratio is shown below:

	December 31, 2023	December 31, 2022
Leverage indicator (USD)	4.42x	2.26x

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	December 31, 2023					December 31, 2022
	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total
Trade accounts payable and supply chain finance	6,205,119	—	—	—	6,205,119	6,531,731	—	—	—	6,531,731
Loans and financing	891,570	171,228	1,212,538	17,723,802	19,999,138	1,577,047	815,045	2,396,339	12,911,717	17,700,148
Estimated interest on loans and financing(1)	1,362,896	1,052,488	1,910,116	7,390,262	11,715,762	924,346	1,837,495	1,485,208	4,441,125	8,688,174
Derivatives liabilities (assets)	144,251	—	—	—	144,251	107,238	—	—	—	107,238
Other liabilities	21,162	20,914	—	61,967	104,043	6,498	5,327	51	—	11,876
Payments of leases	(2,796)	293,444	442,272	1,108,307	1,841,227	342,747	500,539	313,253	853,253	2,009,792
Total	8,622,202	1,538,074	3,564,926	26,284,338	40,009,540	9,489,607	3,158,406	4,194,851	18,206,095	35,048,959

(1)      Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2023 and December 31, 2022. Payments in foreign currencies are estimated using the December 31, 2023 and December 31, 2022 exchange rates.

The Group has future commitment for purchase of grains and cattle whose balances at December 31, 2023 is US$35.6 billion (December 31, 2022 is US$32.9 billion).

The Group has securities pledged as collateral for derivative transactions with the commodities and futures whose balance at December 31, 2023 is US$13,575 (US$15,416 at December 31, 2022). This guarantee exceeds the amount of the collateral.

The indirect subsidiary JBS USA and its subsidiaries, has securities pledged as collateral for derivative transactions with the commodities and futures whose balance at December 31, 2023 is US$67,335 (US$99,288 at December 31, 2022). This guarantee exceeds the amount of the collateral.

Also, the direct subsidiary Seara Alimentos has securities pledged as collateral for derivative transactions with the commodities and futures whose balance at December 31, 2023 is US$51,751 (US$15,505 at December 31, 2022). This guarantee exceeds the amount of the collateral.

As disclosed in Note 15 Loans and financing, the Group has multiple bank loans that contains a loan covenants. A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table.

The interest payments on variable interest rate loans and bond issues in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the derivative change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

e. Risks linked to climate change and the sustainability strategy

In view of the Group’s operations, there is inherent exposure to risks related to climate change. Certain Group assets, including biological assets that can be measured at fair value, may be impacted by climate change which is considered in the preparation process of these financial statements.

For the year ended December 31, 2023, Management considered as main risk the data and assumptions highlighted below:

(i)     possible impacts on the determination of fair value in biological assets due to the effects of climate change, such as temperature rise, scarcity of water resources, may impact some assumptions used in accounting estimates related to the Company’s biological assets, as follows:

•        losses of biological assets due to heat waves and droughts which occur with greater frequency and intensity;

•        reduction in the expected growth of our biological assets due to natural disasters, fires, pandemics or changes in rainfall patterns; and

•        interruption in the production chain due to adverse weather events, causing power outages, fuel shortages, disruption of transportation channels, among other things.

(ii)    structural changes and their impacts on the business, such as:

•        regulatory and legal: regulation and legislation arising from Brazilian and/or international authorities that encourage the transition to a low-carbon economy and/or with greater biodiversity and that increase the risk of litigation and/or commercial restrictions related to the alleged contribution, even if indirect, for the intensification of climate change;

•        reputational: related to customers’ perceptions and the society in general regarding the positive or negative contribution of an organization to a low carbon economy.